Business Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2022
Business Segments and Related Information [Abstract]
Segment Results of Operations [text block table]
	2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	6,335	10,016	9,155	2,608	(28)	(1,024)	27,063
Provision for credit losses	335	319	583	(2)	(17)	8	1,226
Noninterest expenses
Compensation and benefits	1,421	2,376	2,791	899	60	3,165	10,712
General and administrative expenses	2,547	3,805	3,915	869	864	(2,272)	9,728
Impairment of goodwill and other intangible assets	0	0	0	68	0	0	68
Restructuring activities	(19)	15	(113)	0	(2)	0	(118)
Total noninterest expenses	3,949	6,196	6,593	1,836	922	893	20,390
Noncontrolling interests	0	15	0	174	0	(190)	0
Profit (loss) before tax	2,051	3,487	1,979	598	(932)	(1,736)	5,447
Cost/income ratio	62%	62%	72%	70%	N/M	N/M	75%
Assets[2]	257,900	676,714	332,524	10,150	61,823	5,107	1,344,217
Additions to non-current assets	3	4	177	41	0	2,269	2,494
Risk-weighted assets	74,303	139,442	87,602	12,864	24,284	21,508	360,003
Leverage exposure[3]	320,767	529,506	344,396	9,462	22,028	14,325	1,240,483
Average allocated shareholders' equity	11,901	26,032	13,584	5,459	3,018	115	60,108
Post-tax return on average shareholders’ equity[4]	12%	9%	10%	7%	(23) %	N/M	8%
Post-tax return on average tangible shareholders’ equity[4]	12%	9%	11%	17%	(24) %	N/M	9%

[1] includes:
Net interest income	3,628	3,467	5,223	(65)	(227)	1,958	13,983
Net income (loss) from equity method investments	4	50	27	66	6	0	152
[2] includes:
Equity method investments	90	501	99	415	16	4	1,124

N/M – Not meaningful
[3] The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion.
[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (2) % for the year ended December 31, 2022; for the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this Annual Report.
	2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,151	9,631	8,234	2,708	26	(212)	25,538
Provision for credit losses	(3)	104	446	5	(42)	5	515
Noninterest expenses
Compensation and benefits	1,447	2,197	2,813	822	128	3,012	10,418
General and administrative expenses	2,649	3,587	4,447	840	1,306	(2,009)	10,821
Impairment of goodwill and other intangible assets	5	0	0	0	0	0	5
Restructuring activities	42	47	173	2	(2)	(0)	261
Total noninterest expenses	4,143	5,831	7,433	1,664	1,432	1,002	21,505
Noncontrolling interests	0	(17)	0	223	0	(206)	0
Profit (loss) before tax	1,011	3,714	355	816	(1,364)	(1,014)	3,518
Cost/income ratio	80%	61%	90%	61%	N/M	N/M	84%
Assets[2]	245,716	615,906	310,496	10,387	131,775	10,425	1,324,705
Additions to non-current assets	17	6	149	32	1	1,734	1,939
Risk-weighted assets	65,406	140,600	85,366	14,415	28,059	17,783	351,629
Leverage exposure (fully loaded)[3]	299,892	530,361	320,692	10,678	38,830	22,761	1,124,667
Average allocated shareholders' equity	10,301	24,181	12,663	4,815	4,473	104	56,537
Post-tax return on average shareholders’ equity[4]	6%	10%	1%	12%	(23) %	N/M	4%
Post-tax return on average tangible shareholders’ equity[4]	7%	11%	1%	30%	(23) %	N/M	4%

[1] includes:
Net interest income	2,605	3,332	4,601	(5)	58	526	11,117
Net income (loss) from equity method investments	3	(34)	40	81	7	1	98
[2] includes:
Equity method investments	72	462	180	349	25	4	1,091

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3] The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion.
[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 26 % for the year ended December 31, 2021; for the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this Annual Report.
	2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,146	9,286	8,126	2,229	(225)	(552)	24,011
Provision for credit losses	364	690	711	2	29	(4)	1,792
Noninterest expenses
Compensation and benefits	1,402	2,079	2,867	740	168	3,215	10,471
General and administrative expenses	2,805	3,325	4,242	763	1,774	(2,651)	10,259
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	28	14	413	22	5	3	485
Total noninterest expenses	4,235	5,418	7,522	1,526	1,947	568	21,216
Noncontrolling interests	0	11	0	157	(0)	(169)	0
Profit (loss) before tax	547	3,166	(108)	544	(2,200)	(947)	1,003
Cost/income ratio	82%	58%	93%	68%	N/M	N/M	88%
Assets[2]	237,675	573,536	296,596	9,453	197,667	10,035	1,324,961
Additions to non-current assets	10	4	202	32	0	3,174	3,423
Risk-weighted assets	57,483	128,292	77,074	9,997	34,415	21,690	328,951
Leverage exposure (fully loaded)[3]	273,959	476,097	307,746	4,695	71,726	29,243	1,078,268
Average allocated shareholders' equity	9,945	22,911	11,553	4,757	6,166	(23)	55,308
Post-tax return on average shareholders’ equity[4]	3%	9%	(1) %	8%	(26) %	N/M	0%
Post-tax return on average tangible shareholders’ equity[4]	3%	10%	(2) %	21%	(27) %	N/M	0%

[1] includes:
Net interest income	2,883	3,325	4,499	1	61	779	11,548
Net income (loss) from equity method investments	3	22	23	63	9	1	120
[2] includes:
Equity method investments	69	399	60	304	67	4	901

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.
[3] The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion.
[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 39 % for the year ended December 31, 2020; for the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2020; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this Annual Report.

Segment Results of Operations, Corporate Bank [text block table]	Corporate Bank 2022 increase (decrease)from 2021 2021 increase (decrease)from 2020 in € m.(unless stated otherwise) 2022 2021 2020 in € m. in % in € m. in % Net revenues Corporate Treasury Services 3,886 3,125 3,119 761 24 6 0 Institutional Client Services 1,586 1,299 1,280 287 22 19 1 Business Banking 863 726 747 136 19 (21) (3) Total net revenues 6,335 5,151 5,146 1,185 23 5 0 of which: Net interest income 3,628 2,605 2,883 1,022 39 (278) (10) Commissions and fee income 2,354 2,203 2,078 151 7 125 6 Remaining income 354 343 185 11 3 158 86 Provision for credit losses 335 (3) 364 338 N/M (367) N/M Noninterest expenses Compensation and benefits 1,421 1,447 1,402 (25) (2) 45 3 General and administrative expenses 2,547 2,649 2,805 (103) (4) (156) (6) Impairment of goodwill and other intangible assets 0 5 0 (5) N/M 5 N/M Restructuring activities (19) 42 28 (61) N/M 13 47 Total noninterest expenses 3,949 4,143 4,235 (193) (5) (92) (2) Noncontrolling interests 0 0 0 0 N/M 0 N/M Profit (loss) before tax 2,051 1,011 547 1,040 103 464 85 Total assets (in € bn.)1 258 246 238 12 5 8 3 Loans (gross of allowance for loan losses, in € bn.) 122 122 115 (1) (1) 8 7 Total employees (directly-managed, full-time equivalent) 13,980 13,292 13,393 688 5 (102) (1) N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year. 1 Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
Segment Results of Operations, Investment Bank [text block table]
Investment Bank
				2022 increase (decrease) from 2021		2021 increase (decrease) from 2020
in € m. (unless stated otherwise)	2022	2021	2020	in € m.	in %	in € m.	in %
Net revenues
Fixed Income, Currency (FIC) Sales & Trading	8,935	7,063	7,074	1,871	26	(11)	(0)
Debt Origination	412	1,573	1,500	(1,161)	(74)	73	5
Equity Origination	101	544	369	(443)	(81)	174	47
Advisory	485	491	244	(6)	(1)	247	101
Origination & Advisory	998	2,608	2,114	(1,610)	(62)	494	23
Other	84	(40)	99	124	N/M	(139)	N/M
Total net revenues	10,016	9,631	9,286	385	4	345	4
Provision for credit losses	319	104	690	215	N/M	(587)	(85)
Noninterest expenses
Compensation and benefits	2,376	2,197	2,079	179	8	118	6
General and administrative expenses	3,805	3,587	3,325	218	6	262	8
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	15	47	14	(32)	(68)	33	N/M
Total noninterest expenses	6,196	5,831	5,418	365	6	413	8
Noncontrolling interests	15	(17)	11	32	N/M	(29)	N/M
Profit (loss) before tax	3,487	3,714	3,166	(227)	(6)	547	17
Total assets (in € bn.)[1]	677	616	574	61	10	42	7
Loans (gross of allowance for loan losses, in € bn.)	103	93	69	10	11	24	34
Total employees (directly-managed, full-time equivalent)	7,657	7,152	7,492	505	7	(341)	(5)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.
[1] Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.

Segment Results of Operations, Private Bank [text block table]
Private Bank
				2022 increase (decrease) from 2021		2021 increase (decrease) from 2020
in € m. (unless stated otherwise)	2022	2021	2020	in € m.	in %	in € m.	in %
Net revenues:
Private Bank Germany	5,327	5,008	4,989	319	6	19	0
International Private Bank	3,828	3,226	3,136	601	19	90	3
Premium Banking	953	945	905	8	1	41	4
Wealth Management & Bank for Entrepreneurs	2,874	2,281	2,232	594	26	49	2
Total net revenues	9,155	8,234	8,126	921	11	109	1
of which:
Net interest income	5,223	4,601	4,499	622	14	102	2
Commissions and fee income	3,157	3,207	3,052	(50)	(2)	155	5
Remaining income	775	426	574	349	82	(148)	(26)
Provision for credit losses	583	446	711	137	31	(265)	(37)
Noninterest expenses:
Compensation and benefits	2,791	2,813	2,867	(22)	(1)	(54)	(2)
General and administrative expenses	3,915	4,447	4,242	(533)	(12)	205	5
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	(113)	173	413	(285)	N/M	(240)	(58)
Total noninterest expenses	6,593	7,433	7,522	(840)	(11)	(89)	(1)
Noncontrolling interests	0	0	0	0	N/M	(0)	(87)
Profit (loss) before tax	1,979	355	(108)	1,624	N/M	463	N/M
Total assets (in € bn.)[1]	333	310	297	22	7	14	5
Loans (gross of allowance for loan losses, in € bn.)	265	254	237	10	4	17	7
Assets under management (in € bn.)[2]	518	554	495	(36)	(6)	59	12
Net flows (in € bn.)	30	30	16	(0)	(1)	14	85
Total employees (directly-managed, full-time equivalent)	26,951	28,084	29,748	(1,132)	(4)	(1,665)	(6)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.
[1] Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[2] The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes.

Segment Results of Operations, Asset Management [text block table]	Asset Management 2022 increase (decrease)from 2021 2021 increase (decrease)from 2020 in € m.(unless stated otherwise) 2022 2021 2020 in € m. in % in € m. in % Net revenues Management fees 2,458 2,370 2,136 88 4 233 11 Performance and transaction fees 125 212 90 (86) (41) 122 135 Other 24 126 3 (102) (81) 123 N/M Total net revenues 2,608 2,708 2,229 (100) (4) 478 21 Provision for credit losses (2) 5 2 (6) N/M 3 148 Noninterest expenses Compensation and benefits 899 822 740 77 9 82 11 General and administrative expenses 869 840 763 29 3 77 10 Impairment of goodwill and other intangible assets 68 0 0 68 N/M (0) N/M Restructuring activities 0 2 22 (2) (95) (20) (92) Total noninterest expenses 1,836 1,664 1,526 173 10 138 9 Noncontrolling interests 174 223 157 (49) (22) 66 42 Profit (loss) before tax 598 816 544 (217) (27) 272 50 Total assets (in € bn.)1 10 10 9 (0) (2) 1 10 Assets under management (in € bn.) 821 928 793 (106) (11) 135 17 Net flows (in € bn.) (20) 48 30 (68) N/M 17 N/M Total employees (directly-managed, full-time equivalent) 4,283 4,072 3,926 211 5 146 4 N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year. 1 Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
Segment Results of Operations, Capital Release Unit [text block table]	Capital Release Unit 2022 increase (decrease)from 2021 2021 increase (decrease)from 2020 in € m.(unless stated otherwise) 2022 2021 2020 in € m. in % in € m. in % Net revenues (28) 26 (225) (54) N/M 251 N/M Provision for credit losses (17) (42) 29 25 (59) (70) N/M Noninterest expenses Compensation and benefits 60 128 168 (68) (53) (40) (24) General and administrative expenses 864 1,306 1,774 (442) (34) (468) (26) Impairment of goodwill and other intangible assets 0 0 0 0 N/M 0 N/M Restructuring activities (2) (2) 5 0 (21) (7) N/M Total noninterest expenses 922 1,432 1,947 (510) (36) (515) (26) Noncontrolling interests – 0 (0) 0 N/M 0 N/M Profit (loss) before tax (932) (1,364) (2,200) 431 (32) 836 (38) Total assets (in € bn.)1 62 132 198 (70) (53) (66) (33) Total employees (directly-managed, full-time equivalent) 194 267 472 (73) (27) (205) (43) N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year. 1 Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
Segment Results of Operations, Corporate & Other [text block table]
Corporate & Other
				2022 increase (decrease) from 2021		2021 increase (decrease) from 2020
in € m. (unless stated otherwise)	2022	2021	2020	in € m.	in %	in € m.	in %
Net revenues	(1,024)	(212)	(552)	(812)	N/M	340	(62)
Provision for credit losses	8	5	(4)	3	53	9	N/M
Noninterest expenses
Compensation and benefits	3,165	3,012	3,215	153	5	(204)	(6)
General and administrative expenses	(2,272)	(2,009)	(2,651)	(263)	13	641	(24)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	0	(0)	3	0	N/M	(3)	N/M
Total noninterest expenses	893	1,002	568	(109)	(11)	435	77
Noncontrolling interests	(190)	(206)	(169)	16	(8)	(37)	22
Profit (loss) before tax	(1,736)	(1,014)	(947)	(722)	71	(67)	7
Employees (full-time equivalent)	31,865	30,103	29,627	1,762	6	476	2

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year.

Entity-Wide Disclosures by Geographic Area [text block table]
in € m.	2022	2021	2020
Germany:
Corporate Bank	3,164	2,593	2,538
Investment Bank	587	450	431
Private Bank	5,878	5,481	5,456
Asset Management	1,266	1,385	992
Capital Release Unit	7	4	23
Total Germany	10,902	9,914	9,441
UK:
Corporate Bank	143	144	110
Investment Bank	4,343	3,642	3,552
Private Bank	3	(2)	31
Asset Management	356	336	292
Capital Release Unit	14	(122)	(383)
Total UK	4,858	3,997	3,602
Rest of Europe, Middle East and Africa:
Corporate Bank	1,162	900	934
Investment Bank	383	255	358
Private Bank	2,191	1,783	1,682
Asset Management	275	286	344
Capital Release Unit	13	26	35
Total Rest of Europe, Middle East and Africa	4,024	3,249	3,355
Americas (primarily United States):
Corporate Bank	974	750	768
Investment Bank	3,033	3,904	3,285
Private Bank	466	364	362
Asset Management	580	537	465
Capital Release Unit	(55)	41	50
Total Americas	4,998	5,596	4,929
Asia/Pacific:
Corporate Bank	892	764	796
Investment Bank	1,671	1,381	1,660
Private Bank	617	608	594
Asset Management	131	163	136
Capital Release Unit	(6)	77	49
Total Asia/Pacific	3,305	2,993	3,236
Corporate & Other	(1,024)	(212)	(552)
Consolidated net revenues[1]	27,063	25,538	24,011

[1] Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.